Accounting Policies (Details) - Summary of impact of amortization on goodwill and finite lived tangible assets due to estimated increase or decrease in percentage terms of estimated useful lives - GBP (£)
	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Amortisation of Goodwill	£ 2,617,635	£ 2,553,677	£ 3,429,870	£ 3,488,827	£ 2,836,126
Amortisation of intangible assets other than goodwill	£ 5,834,937	£ 4,271,241	5,723,742	5,823,700	5,181,291
Amortisation of goodwill and finite lived intangible assets other than goodwill			5,723,742	5,823,700	(5,181,291)
-5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortisation of goodwill			3,610,391	3,672,451	(2,985,397)
Estimated amortization of goodwill and finite lived intangible assets other than goodwill			6,024,993	6,130,212	(5,453,992)
-10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortisation of goodwill			3,810,968	3,876,476	(3,151,253)
Estimated amortization of goodwill and finite lived intangible assets other than goodwill			6,359,715	6,470,779	(5,756,991)
+5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortisation of goodwill			3,266,544	3,322,693	(2,701,074)
Estimated amortization of goodwill and finite lived intangible assets other than goodwill			5,451,184	5,546,382	(4,934,564)
+10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortisation of goodwill			3,118,065	3,171,662	(2,578,298)
Estimated amortization of goodwill and finite lived intangible assets other than goodwill			5,203,403	5,294,274	(4,710,266)
Client lists [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Amortisation of intangible assets other than goodwill			2,293,872	2,334,873	(2,315,165)
Client lists [Member] | -5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			2,414,602	2,457,761	(2,437,016)
Client lists [Member] | -10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			2,548,747	2,594,303	(2,572,405)
Client lists [Member] | +5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			2,184,640	2,223,689	(2,204,919)
Client lists [Member] | +10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			2,085,338	2,122,612	(2,104,695)
Brands [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Amortisation of intangible assets other than goodwill			0	0	(30,000)
Brands [Member] | -5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			0	0	(31,579)
Brands [Member] | -10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			0	0	(33,333)
Brands [Member] | +5% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			0	0	(28,571)
Brands [Member] | +10% UEL [Member]
Disclosure In Tabular Form Of Impact Of Amortization On Goodwill And Finite Lived Tangible Assets Due To Estimated Increase Or Decrease In Percentage Terms Of Estimated Useful Lives [Line Items]
Estimated amortization of finite lived intangible assets other than goodwill			£ 0	£ 0	£ (27,273)